Annual Notice of Securities Sold Pursuant to Rule 24F-2

              U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing Form.
                       Please print or type.

1.   Name and address of issuer:

     North American Government Bond Fund, Inc.
     One South Street
     Baltimore, MD  21202
___________________________________________________________________

2. Name of each series or class of funds for which this notice is filed:

     ISI Class
___________________________________________________________________

3.   Investment Company Act File Number:  811-7292

     Securities Act File Number:  33-53598
___________________________________________________________________

4.   Last day of fiscal year for which this notice is filed:

     March 31, 1997
___________________________________________________________________

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

     N/A
                                                                 [ ]
___________________________________________________________________












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6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see Instruction A.6):

     N/A
___________________________________________________________________

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     950,431 shares @ $ 7,730,950
___________________________________________________________________

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     2,090,676 shares @ $17,587,616
___________________________________________________________________

9. Number and aggregate sale price of securities sold during the fiscal year:

     1,002,043 shares @ $8,536,151.06 (see attached Schedule A)
___________________________________________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

     $0 *
     __________
     *    Because of credits for prior net redemptions, the Fund
          sold no shares pursuant to Rule 24f-2 in the fiscal year ended March 31, 1997.
___________________________________________________________________

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Included in item 9 above.

___________________________________________________________________
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12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                              $          0*
          * See Attached Schedule A
                                              ______________________
     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                             +          --
                                              ______________________
     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                              -          0*
          * See Attached Schedule A
                                              ______________________
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                              +         --
                                              ______________________
     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 {line (i), plus line (ii), less line (iii), plus line (iv)} (if applicable):
                                                        $0
                                              ______________________
     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                  x     1/3,300
                                              ______________________
     (vii)     Fee due {line (i) or line (v) multiplied by line
               (vi)}:


                                                        $0
                                                ====================
Instruction:   Issuers should complete lines (ii), (iii), (iv), and
               (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
               Instruction C.3.












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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a).

                                                                 [ ]


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


     N/A


                             SIGNATURES

This report has been signed by the following person on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*     /s/Joseph A. Finelli
                             Joseph A. Finelli, Treasurer



Date May 15, 1997

 * Please print the name and title of the signing officer below the signature.


























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                                        Schedule A to Rule 24f-2 Notice of
                                                          North American Government Bond Fund, Inc.
                                                           for the fiscal year ended March 31, 1997



                                   Proceeds from                                         $ Value of
                Shares             sales              Front-end            Shares        Reinvested    Shares      Cost of
                Sold               of Shares          Commissions          Reinvested    Dividends     Redeemed    Shares Redeemed
                -------            -------------      -----------          ----------    -----------   ---------   ---------------
 ISI Class      695,687            $ 5,848,278         $ 123,792.06        306,356       $ 2,564,081   1,997,507   $ 16,882,467


$ Amount Sold       Total Shares              Credits for Prior Net Redemptions
in Fiscal Year      Sold in Fiscal Year 1997       Shares           Value

$5,848,278.00           695,687 shares            950,431       $   7,730,950
 2,564,081.00                                   2,090,676          17,587,616
  +123,792.06         + 306,356                 __________        ___________
 ______________      _______________            3,041,107         $25,318,566
$  8,536,151.06       1,002,043 shares



Credits for Prior  Amount Sold     Amount Redeemed      Amount Sold in Reliance
Net Redemptions    in FY 1997      in Fiscal Year 1997       on Rule 24f-2

$ 25,318,566    - ($8,536,151.06    - $16,882,467)           =    $ 0

By offsetting the Fund's sales in fiscal year 1997 ($8,536,151.06) with credits for registrations of prior net redemptions ($25,318,566), no shares were sold in reliance on Rule 24f-2 in the fiscal year ended March 31, 1997. Accordingly, no fee is due.



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2000 One Logan Square                          Morgan, Lewis
                                                &Bockius LLP
Philadelphia, PA 19103-6993                COUNSELORS AT LAW

215-963-5000

FAX: 215-963-5299


May 15, 1997



North American Government Bond Fund, Inc.
One South Street
Baltimore, MD 21202

Re:  Rule 24f-2 Notice for
     North American Government Bond Fund, Inc.
     (File Nos. 33-53598 and 811-7292)


Gentlemen:

North American Government Bond Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland with its principal place of business in Baltimore, Maryland. The Fund is an open-end non-diversified management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "1940 Act"). This opinion relates to shares of common stock, par value $.001 per share, sold by the Fund in reliance upon Rule 24f-2 during its fiscal year ended March 31, 1997 the registration of which is made definite by the filing of the attached Notice.

We have reviewed all proceedings taken by the Fund in connection with the offer and sale of the shares of common stock, par value $.001 per share, which have been offered under Prospectuses included as part of the Fund's Registration Statement on Form N-1A, as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933 and the 1940 Act (collectively, the "Registration Statement").

We are of the opinion that such shares of common stock, when sold and issued in return for the payment described in the Fund's Registration Statement, were legally issued, fully paid and non-assessable by the Fund.


Very truly yours,


/s/ Morgan, Lewis & Bockius LLP


cc:  Mr. Joseph A. Finelli

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